Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated February 28, 2022
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
MEDIUM-DURATION BOND FUND
In the section “Principal Investment Strategies” for the Medium-Duration Bond Fund (“MDBF”), on page 80, the third and fifth bullet points are deleted in their entirety and replaced with the following, respectively:
•
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “BBB” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
•
The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 15% of the Fund’s total market value.
VI.   PRINCIPAL INVESTMENT RISK UPDATE TO THE
INTERNATIONAL EQUITY FUND AND EMERGING MARKETS EQUITY FUND
In the sections “Principal Investment Risks” for the International Equity Fund and Emerging Markets Equity Fund, beginning on pages 150 and 156, respectively, the following disclosure is added in alphabetical order:
•
Variable Interest Entities Risk: Certain investments in Chinese companies may be made through special structures known as variable interest entities or “VIEs.” Under the VIE structure, foreign investors such as the Fund own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financial statements based on contractual arrangements that enable the shell company to exert a degree of control over, and accrue economic benefits from, the VIE without formal legal ownership. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. It is uncertain whether the contractual arrangements, which may give rise to actual or potential conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.

MEDIUM-DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated February 28, 2022
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES CHANGES TO THE
MEDIUM-DURATION BOND FUND
In the section “Principal Investment Strategies” for the Medium-Duration Bond Fund (“MDBF”), on page 80, the third and fifth bullet points are deleted in their entirety and replaced with the following, respectively:
•
The average credit quality rating for the Fund’s portfolio will be greater than or equal to “BBB” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
•
The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 15% of the Fund’s total market value.

INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated February 28, 2022
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
VI.   PRINCIPAL INVESTMENT RISK UPDATE TO THE
INTERNATIONAL EQUITY FUND AND EMERGING MARKETS EQUITY FUND
In the sections “Principal Investment Risks” for the International Equity Fund and Emerging Markets Equity Fund, beginning on pages 150 and 156, respectively, the following disclosure is added in alphabetical order:
•
Variable Interest Entities Risk: Certain investments in Chinese companies may be made through special structures known as variable interest entities or “VIEs.” Under the VIE structure, foreign investors such as the Fund own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financial statements based on contractual arrangements that enable the shell company to exert a degree of control over, and accrue economic benefits from, the VIE without formal legal ownership. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. It is uncertain whether the contractual arrangements, which may give rise to actual or potential conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.

Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated February 28, 2022
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
VI.   PRINCIPAL INVESTMENT RISK UPDATE TO THE
INTERNATIONAL EQUITY FUND AND EMERGING MARKETS EQUITY FUND
In the sections “Principal Investment Risks” for the International Equity Fund and Emerging Markets Equity Fund, beginning on pages 150 and 156, respectively, the following disclosure is added in alphabetical order:
•
Variable Interest Entities Risk: Certain investments in Chinese companies may be made through special structures known as variable interest entities or “VIEs.” Under the VIE structure, foreign investors such as the Fund own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financial statements based on contractual arrangements that enable the shell company to exert a degree of control over, and accrue economic benefits from, the VIE without formal legal ownership. While the use of VIEs is a longstanding industry practice well known by Chinese officials and regulators, the Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. It is uncertain whether the contractual arrangements, which may give rise to actual or potential conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.